Accrued and other liabilities - Changes in Standard Warranty Reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Balance at beginning of year	€ 158.9	€ 142.3
Additions for the year	237.9	210.0
Utilization of the reserve	(207.9)	(193.5)
Effect of exchange rates	(0.4)	0.1
Balance at end of year	€ 188.5	€ 158.9